CAPITAL STOCK (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Mar. 31, 2016
Stockholders' Equity Note [Abstract]
Changes In Warrants
The following table summarizes the changes in warrants for the nine months ended December 31, 2016:

Warrants
Outstanding at March 31, 2016	21,473,071
Granted	1,547,760
Exercised	(6,157,589)
Expired/canceled	0
Outstanding at December 31, 2016	16,863,242
For the nine months ended December 31, 2016 the Company granted the following warrants:

Issued for services	886,000
Issued for financing transactions	661,760
Total	1,547,760

The following table summarizes the changes in warrants for the years ended March 31, 2016 and 2015.

Warrants
Outstanding at March 31, 2014	6,284,457
Granted	2,444,069
Exercised	0
Expired/canceled	0
Outstanding at March 31, 2015	8,728,526
Granted	18,437,046
Exercised	0
Expired/canceled	-5,433,300)
Outstanding at March 31, 2016	21,732,272

Schedule Of Warrants Granted
For the year ended March 31, 2016 the Company granted the following warrants:

Issued for services	9,150,963
Issued for common stock	2,980,212
Issued for preferred stock	150,000
Conversion from debt to equity	996,781
Debt modifications	5,159,090
Total	18,437,046
For the year ended March 31, 2015 the Company granted the following warrants:

Conversion from Series B convertible preferred stock	207,125
Conversion from Series C convertible preferred stock	100,000
Issued for common stock	739,446
Issued for services	22,500
Holders of senior promissory notes	375,000
Issued for subordinated debt modifications	960,000
Issued in connection with financing transaction	39,998
Total	2,444,069

Assumptions Used To Estimate Fair Value Of Options Granted
The fair value of each warrant granted was estimated on the date of grant using the Black-Scholes valuation model with the following weighted average assumptions for grants during the the nine months ended December 31:

Warrants	2016	2015
Risk-free interest rates	1.71%	1.60%
Expected volatility	97.46%	120.75%
Dividend yields	0%	0%
Expected lives (years)	5 years	5 years

The fair value of each option was estimated on the date of grant using the Black-Scholes valuation model using the following weighted average assumptions for the grants during the nine months ended December 31, 2015:

Option plan	2015
Risk-free interest rates	2.13%
Expected volatility	105.390%
Dividend yields	0%
Expected lives (years)	6 years

The fair value of each warrant granted was estimated on the date of grant using the Black-Scholes valuation model with the following weighted average assumptions for grants during the years ended March 31:

Warrants	2,016	2,015
Risk-free interest rates	1.61%	1.42%
Expected volatility	110.62%	105.80%
Dividend yields	0%	0%
Expected lives (years)	4 years	4 years

The fair value of each option was estimated on the date of grant using the Black-Scholes valuation model using the following weighted average assumptions:

Option plan	2,016	2,015
Risk-free interest rates	1.74%	2.21%
Expected volatility	103.050%	101.770%
Dividend yields	0%	0%
Expected lives (years)	5 years	5 years

Stock Option Activity
The following table summarizes the changes in options available for grant under the Company’s Option Plans for the nine months ended December 31, 2016:

	Number of Options	Weighted Average Exercise Price
Outstanding at March 31, 2016	3,480,000	$0.74
Granted	0
Exercised	0
Forfeited	0
Outstanding at December 31, 2016	3,480,000	$0.74

The following table summarizes the changes in equity available for grant, comprised of stock options and restricted common stock, for the years ended March 31, 2016 and 2015.

	Equity Available for Grant	Number of Options	Weighted Average Exercise Price
Outstanding at March 31, 2014	$1,100,000	$900,000	$1.49
Increase in authorized shares	1,500,000
Restricted common stock issued for consulting services under the plan	(515,000)
Granted	(1,360,000)	1,360,000	$1.00
Exercised	0	0
Expired	0	0
Forfeited	300,000	(300,000)
Outstanding at March 31, 2015	1,025,000	1,960,000	$1.17
Granted	(2,800,000)	2,800,000	$0.52
Exercised	0	0
Removed from plan	515,000	0
Forfeited	1,280,000	(1,280,000)
Outstanding at March 31, 2016	20,000	3,480,000	$0.74